Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K promulgated by the SEC, the Company is providing information about the relationship between executive compensation actually paid to our Principal Executive Officers (each, a “PEO”), and the other NEOs (as calculated in accordance with 402(v) of Regulation S-K) and certain financial performance measures. For fiscal years 2020 through 2023, Mr. Hunt was the PEO. For 2024, Mr. Hunt served as PEO until August 31, 2024 and Mr. Loeillot served as PEO beginning on September 1, 2024. For additional information on the Company’s compensation programs and philosophy and how the Company designs its compensation programs to align pay with performance, see the section titled “Compensation Discussion and Analysis – Compensation Objectives” on page 35.

Pay Versus Performance Table

									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation on Table Total for PEO Tony J. Hunt ($)	Compensation Actually Paid to PEO Tony J. Hunt ($)(1)	Summary Compensation on Table Total for PEO Olivier Loeillot ($)	Compensation Actually Paid to PEO Olivier Loeillot ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)		Average Compensation Actually Paid to Non-PEO NEOs ($)(2)		Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Income ($)(5)	Adjusted Revenue ($)(6)
2024	20,304,850	921,139	7,184,359	5,125,639	2,239,292	(7)	1,089,794	(7)	156	114	(25,514,078)	634,836,884
2023	7,929,275	8,199,283	N/A	N/A	2,783,824	(8)	2,838,303	(8)	194	115	41,577,200	632,862,757
2022	7,713,930	(14,037,928)	N/A	N/A	2,030,204	(9)	373,690	(9)	183	111	185,958,784	823,421,806
2021	7,765,070	28,761,887	N/A	N/A	1,903,210	(9)	3,095,727	(9)	286	125	128,290,831	666,832,455
2020	5,066,061	36,587,864	N/A	N/A	1,660,855	(10)	4,883,849	(10)	207	126	59,925,688	360,009,590

(1)
The amounts reported represent the “compensation actually paid” to our CEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to the CEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for the CEO in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid:

Year	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2024 (Loeillot)	7,184,359	(6,034,734)	3,976,014	5,125,639
2024 (Hunt)	20,304,850	(18,913,711)	(470,000)	921,139
2023	7,929,275	(7,044,275)	7,314,283	8,199,283
2022	7,713,930	(6,123,490)	(15,628,368)	(14,037,928)
2021	7,765,070	(5,663,515)	26,660,332	28,761,887
2020	5,066,061	(3,957,311)	35,479,114	36,587,864

(a)
The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
(b)
The amounts deducted or added in calculating the equity award adjustments are as follows and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024 (Loeillot)	5,263,849	(1,022,566)	—	(265,269)	—	—	3,976,014
2024 (Hunt)	5,112,360	(5,107,473)	—	(84,234)	(390,653)	—	(470,000)
2023	5,286,030	1,518,601	—	509,652	—	—	7,314,283
2022	5,089,051	(16,700,137)	—	(4,017,282)	—	—	(15,628,368)
2021	5,871,874	18,454,854	—	2,333,604	—	—	26,660,332
2020	8,611,644	27,291,322	—	(423,852)	—	—	35,479,114

(2)
The amounts reported represent the average “compensation actually paid” to the NEOs other than the PEO(s) as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,239,292	(1,473,458)	323,960	1,089,794
2023	2,783,824	(2,208,580)	2,263,059	2,838,303
2022	2,030,204	(1,293,539)	(362,975)	373,690
2021	1,903,210	(1,158,499)	2,351,016	3,095,727
2020	1,660,855	(991,336)	4,214,330	4,883,849

(a)
The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)
The amounts deducted or added in calculating for equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	1,003,993	(522,318)	—	(105,501)	(52,214)	—	323,960
2023	1,898,736	61,717	—	29,510	273,096	—	2,263,059
2022	972,047	(895,955)	—	(426,369)	(12,698)	—	(362,975)
2021	1,240,869	923,948	—	186,199	—	—	2,351,016
2020	2,164,711	1,959,514	—	90,105	—	—	4,214,330

(3)
Total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(4)
Represents the weighted peer group TSR. The peer group used for this purpose is the Nasdaq Biotechnology Index, a published industry index.
(5)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable fiscal year.
(6)
Adjusted revenue is defined as the Company’s total consolidated revenue as reported under U.S. generally accepted accounting principles (“GAAP”) adjusted to reflect the impact of acquisitions and the change in foreign exchange rates. In 2024, the total as-reported consolidated revenue of $634.4 million was adjusted favorably by $0.4 million, resulting in adjusted revenue of $634.8 million. In 2023, the total as-reported consolidated revenue of $638.8 million was adjusted unfavorably by $5.9 million, resulting in adjusted revenue of $632.9 million. In 2022, the total as-reported consolidated revenue of $801.5 million was adjusted favorably by $21.9 million, resulting in adjusted revenue of $823.4 million. In 2021, the total as-reported consolidated revenue of $670.5 million was adjusted (decreased) by $3.7 million, resulting in adjusted revenue of $666.8 million. While the Company considers numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, the Company considers adjusted revenue, which is one of the Corporate Objectives (along with adjusted EPS) used to determine annual cash incentive compensation paid to the NEOs for fiscal year 2024, to be the most important financial performance measure used to link compensation actually paid to Company performance for fiscal year 2024.
(7)
Non-PEO NEOs for 2024 include Mr. Garland, Mr. Bylund, Mr. Kuriyel, and Ms. Gebski.
(8)
Non-PEO NEOs for 2023 include Mr. Garland, Mr. Bylund, Ms. Gebski, Mr. Kuriyel, Mr. Loeillot and Mr. Snodgres.
(9)
Non-PEO NEOs for 2021 and 2022 include Mr. Snodgres, Mr. Bylund, Ms. Gebski and Mr. Kuriyel.
(10)
Non-PEO NEOs for 2020 include Mr. Snodgres and Mr. Kuriyel.

Company Selected Measure Name			AdjustedRevenue
Named Executive Officers, Footnote			Non-PEO NEOs for 2024 include Mr. Garland, Mr. Bylund, Mr. Kuriyel, and Ms. Gebski.	Non-PEO NEOs for 2023 include Mr. Garland, Mr. Bylund, Ms. Gebski, Mr. Kuriyel, Mr. Loeillot and Mr. Snodgres.	Non-PEO NEOs for 2021 and 2022 include Mr. Snodgres, Mr. Bylund, Ms. Gebski and Mr. Kuriyel.	Non-PEO NEOs for 2021 and 2022 include Mr. Snodgres, Mr. Bylund, Ms. Gebski and Mr. Kuriyel.	(10) Non-PEO NEOs for 2020 include Mr. Snodgres and Mr. Kuriyel.
Peer Group Issuers, Footnote			Represents the weighted peer group TSR. The peer group used for this purpose is the Nasdaq Biotechnology Index, a published industry index.
PEO Total Compensation Amount				$ 7,929,275	$ 7,713,930	$ 7,765,070	$ 5,066,061
PEO Actually Paid Compensation Amount				8,199,283	(14,037,928)	28,761,887	36,587,864
Adjustment To PEO Compensation, Footnote
(1)
The amounts reported represent the “compensation actually paid” to our CEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to the CEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for the CEO in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid:

Year	Summary Compensation Table Total for PEO ($)	Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2024 (Loeillot)	7,184,359	(6,034,734)	3,976,014	5,125,639
2024 (Hunt)	20,304,850	(18,913,711)	(470,000)	921,139
2023	7,929,275	(7,044,275)	7,314,283	8,199,283
2022	7,713,930	(6,123,490)	(15,628,368)	(14,037,928)
2021	7,765,070	(5,663,515)	26,660,332	28,761,887
2020	5,066,061	(3,957,311)	35,479,114	36,587,864

(a)
The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
(b)
The amounts deducted or added in calculating the equity award adjustments are as follows and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024 (Loeillot)	5,263,849	(1,022,566)	—	(265,269)	—	—	3,976,014
2024 (Hunt)	5,112,360	(5,107,473)	—	(84,234)	(390,653)	—	(470,000)
2023	5,286,030	1,518,601	—	509,652	—	—	7,314,283
2022	5,089,051	(16,700,137)	—	(4,017,282)	—	—	(15,628,368)
2021	5,871,874	18,454,854	—	2,333,604	—	—	26,660,332
2020	8,611,644	27,291,322	—	(423,852)	—	—	35,479,114

Non-PEO NEO Average Total Compensation Amount			$ 2,239,292	2,783,824	2,030,204	1,903,210	1,660,855
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,089,794	2,838,303	373,690	3,095,727	4,883,849
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts reported represent the average “compensation actually paid” to the NEOs other than the PEO(s) as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,239,292	(1,473,458)	323,960	1,089,794
2023	2,783,824	(2,208,580)	2,263,059	2,838,303
2022	2,030,204	(1,293,539)	(362,975)	373,690
2021	1,903,210	(1,158,499)	2,351,016	3,095,727
2020	1,660,855	(991,336)	4,214,330	4,883,849

(a)
The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)
The amounts deducted or added in calculating for equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	1,003,993	(522,318)	—	(105,501)	(52,214)	—	323,960
2023	1,898,736	61,717	—	29,510	273,096	—	2,263,059
2022	972,047	(895,955)	—	(426,369)	(12,698)	—	(362,975)
2021	1,240,869	923,948	—	186,199	—	—	2,351,016
2020	2,164,711	1,959,514	—	90,105	—	—	4,214,330

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

The graph below describes the relationship between compensation actually paid to the PEOs and the average compensation actually paid to the Company’s other NEOs to the Company’s TSR over the five-year period from December 31, 2019 to December 31, 2024, assuming an initial investment of $100 on December 31, 2019. As the graph shows, this relationship is generally aligned in large part because a significant portion of the compensation actually paid to the Company’s NEOs is in the form of equity awards, the value of which is impacted by the stock price changes.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The graph below shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to the Company’s other NEOs to the Company’s net income for the five years presented in the Pay Versus Performance Table. The Company does not use net income as a performance measure in its executive compensation program.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted Revenue

The graph below shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to the Company’s other NEOs to the Company’s adjusted revenue for the five years presented in the Pay Versus Performance Table. As described above, adjusted revenue is defined as the Company’s total consolidated revenue as reported under GAAP, adjusted to reflect the impact of acquisitions. While the Company uses numerous financial and non-financial performance measures in its compensation programs, the Company has determined that adjusted revenue is the most important performance measure used to link compensation actually paid to the Company’s NEOs for fiscal year 2024 to Company performance. The Company uses adjusted revenue (along with adjusted EPS, both of which are weighted equally) as one of the Corporate Objectives in the Company’s short-term incentive compensation program.

Total Shareholder Return Vs Peer Group

Total Shareholder Return

The graph below describes the relationship between Repligen Corporation’s (Nasdaq: RGEN) TSR and the TSR for the Nasdaq Biotechnology index:

RGEN TSR vs. Nasdaq Biotechnology Index

*$100 invested on 12/31/19 in stock or index, including reinvestment of dividends. Fiscal year ended December 31.

Tabular List, Table

Tabular List of Performance Measures

The following table includes financial performance measures that the Company has determined are its most important financial performance measures for 2024 and how they were used in relation to executive compensation:

Financial Measure	Application in Most Recently Completed Fiscal Year’s Compensation
Adjusted revenue	Annual Cash Incentive Compensation – Corporate Objectives
Adjusted EPS	Annual Cash Incentive Compensation – Corporate Objectives
Adjusted ROIC	Long-term Incentive Plan – PSU Portion (3-year goal)
Base Organic Growth	Long-term Incentive Plan – PSU Portion (3-year goal)

Total Shareholder Return Amount			$ 156	194	183	286	207
Peer Group Total Shareholder Return Amount			114	115	111	125	126
Net Income (Loss)			$ (25,514,078)	$ 41,577,200	$ 185,958,784	$ 128,290,831	$ 59,925,688
Company Selected Measure Amount			634,836,884	632,862,757	823,421,806	666,832,455	360,009,590
PEO Name	Mr. Loeillot	Mr. Hunt		Mr. Hunt	Mr. Hunt	Mr. Hunt	Mr. Hunt
Additional 402(v) Disclosure

Description of Relationship Between Compensation Actually Paid and Selected Performance Metrics

			As described above in the section titled “Compensation and Discussion Analysis – Compensation Objectives” on page 35, the Company’s compensation program is designed to attract and retain high-performing talent in the bioprocessing industry, motivate the Company’s executive officers to create long-term, enhanced shareholder value, and provide a fair reward for executive effort and stimulate professional and personal growth. The Company uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay Versus Performance Table above. Moreover, the Company calculates compensation to the PEO and other NEOs on a basis different than the amount reported in the Summary Compensation Table and compensation actually paid, as calculated in accordance with Item 402(v) of Regulation S-K, is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation. In addition, the Board and the Compensation Committee do not use TSR or net income as performance measures when making pay compensation decisions. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance metrics presented in the Pay Versus Performance Table.
Total Company Selected Measure Amount			$ 634,400,000	$ 638,800,000	$ 801,500,000	$ 670,500,000
Company Selected Measure Amount Adjusted (Decreased)						3,700,000
Impact on Consolidated Revenue			$ 400,000	5,900,000	21,900,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted ROIC
Measure:: 4
Pay vs Performance Disclosure
Name			Base Organic Growth
Tony J. Hunt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 20,304,850		7,929,275	7,713,930	7,765,070	$ 5,066,061
PEO Actually Paid Compensation Amount		921,139		8,199,283	(14,037,928)	28,761,887	36,587,864
Olivier Loeillot [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,184,359
PEO Actually Paid Compensation Amount	5,125,639
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,044,275)	(6,123,490)	(5,663,515)	(3,957,311)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,314,283	(15,628,368)	26,660,332	35,479,114
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,286,030	5,089,051	5,871,874	8,611,644
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,518,601	(16,700,137)	18,454,854	27,291,322
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				509,652	(4,017,282)	2,333,604	(423,852)
PEO | Tony J. Hunt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,913,711)
PEO | Tony J. Hunt [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(470,000)
PEO | Tony J. Hunt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,112,360
PEO | Tony J. Hunt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,107,473)
PEO | Tony J. Hunt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(84,234)
PEO | Tony J. Hunt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (390,653)
PEO | Olivier Loeillot [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,034,734)
PEO | Olivier Loeillot [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,976,014
PEO | Olivier Loeillot [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,263,849
PEO | Olivier Loeillot [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,022,566)
PEO | Olivier Loeillot [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (265,269)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 323,960	2,263,059	(362,975)	2,351,016	4,214,330
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,473,458)	(2,208,580)	(1,293,539)	(1,158,499)	(991,336)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,003,993	1,898,736	972,047	1,240,869	2,164,711
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(522,318)	61,717	(895,955)	923,948	1,959,514
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(105,501)	29,510	(426,369)	$ 186,199	$ 90,105
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (52,214)	$ 273,096	$ (12,698)